Investment in Associate (Tables)	6 Months Ended
Dec. 31, 2025
Investment In Associate
Schedule of Company’s movement in carrying amount of investment in associate

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	—
Initial recognition - cash consideration	2,810,864	—
Initial recognition - Note payable	9,719,504	—
Share of net loss of associate	(28,248)	—
Balance, end of period	12,502,120	—

Schedule of Company’s movement in the carrying amount of the note payable

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	—
Initial recognition - Note payable	9,719,504	—
Interest on loan and debentures	223,775	—
Impact of foreign exchange	(221,411)	—
Balance, end of period	9,721,868	—
Current portion	4,111,800	—
Long-term portion	5,610,068	—